Financial Instruments (Free-standing derivatives) (Details) - Free Standing Derivatives [Member] - Nondesignated as Hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Free standing derivatives
Gain (loss) on derivatives	$ (2,077)	$ (497)
Interest Rate Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(90)	(169)
Foreign Exchange Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(2,041)	(552)
Other Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	$ 54	$ 224